Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 52,034	$ 47,010	$ 152,195	$ 135,782	$ 180,460
Gross profit	23,335	19,762	64,918	59,440	76,407
Unallocated corporate expenses	(12,964)	(11,946)	(38,084)	(36,758)	(50,174)
Finance expenses, net	(664)	(1,449)	(1,547)	(3,949)	(2,766)
Income before taxes on income	9,707	6,367	25,287	18,733	23,467
Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	44,185	39,523	128,111	117,976	156,206
Gross profit	22,067	18,639	61,187	56,512	72,278
Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	7,849	7,487	24,084	17,806	24,254
Gross profit	$ 1,268	$ 1,123	$ 3,731	$ 2,928	$ 4,129